Business combinations - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2018 AUD ($) Milestone	Oct. 31, 2016 AUD ($)
Disclosure of detailed information about business combination [line items]
Milestone payment discount rate	35.00%
Glioblast Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Percentage acquired of the issued shares		100.00%
Acquisition-related costs	$ 345,000
Goodwill arising from business combination	0	$ 0
Revenue of acquiree from the date of acquisition	0
Profit of acquiree from the date of acquisition	0
Group's revenue had the acquisition occurred on 1 July 2016	$ 0
Number of contingent milestone payments | Milestone	4
Genentech agreement [member]
Disclosure of detailed information about business combination [line items]
Number of contingent milestone payments | Milestone	1